LEASES - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Analyzed into:
Current portion	$ 3,116	$ 3,175
Non-current portion	45,174	44,169
Lease liabilities
Leases [Roll Forward]
Beginning balance, carrying amount	47,344
Additions	2,828
Accretion of interest recognized during the period	416
Payments	(1,172)
Exchange realignment	(1,126)
Ending balance, carrying amount	48,290
Analyzed into:
Current portion	3,116
Non-current portion	45,174
Total	$ 48,290	$ 47,344